Salaries and other employee services - Schedule of Salaries and Other Employee Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	$ 154,026	$ 164,909	$ 135,440
Cost of product revenue
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	77,241	76,908	42,501
Research and development expenses
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	37,652	44,339	52,962
General and administrative expenses
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Total salary and other employee expenses	$ 39,133	$ 43,662	$ 39,977